Changes in Level 3 Assets Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 340	¥ 444
Total gains or losses (realized or unrealized):
Included in earnings		1
Included in other comprehensive income (loss)	(18)	36
Purchases, issuances, and settlements	152	(141)
Balance at end of year	¥ 474	¥ 340